Steven I. Koszalka Secretary The Tax-Exempt Bond Fund of America 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 | Tel (213) 486-9455 | Fax siik@capgroup.com

March 18, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Tax-Exempt Bond Fund of America (the “Fund”)
File Nos. 002- 49291 and 811- 02421

Dear Sir or Madam:

Enclosed is Form N-14 under the Securities Act of 1933 of the above-named company. The filing is being made in anticipation of the proposed acquisition of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia by the Fund and we propose that it become effective on April 18, 2016.

Thank you very much for your assistance. If you have any questions, please do not hesitate to contact me at (213) 486-9447 or Erik Vayntrub at (213) 486-9108.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka